CONVERTIBLE NOTES	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
CONVERTIBLE NOTES [Text Block]
6.	CONVERTIBLE NOTES

On June 30, 2017, the Company closed a private placement of $20 million aggregate principal amount of convertible senior subordinated notes (“Convertible Notes”) due 2022. The Convertible Notes bear interest at a rate of 6 7/8% per annum, payable semi-annually on January 1 and July 1 of each year, beginning on January 1, 2018, in cash or at the election of the Company, in common shares of the Company or a combination of cash and Common Shares, and will mature on July 1, 2022, unless earlier repurchased, redeemed or converted. An additional interest charge of 0.25% for the period January 1, 2018 to March 31, 2018, plus a further 0.25% for the period April 1, 2018 to July 1, 2018, was added to the coupon rate of the Convertible Notes at the Company’s election to not file a prospectus and a registration statement for the Convertible Notes with Canadian securities regulatory authorities and with the U.S. Securities and Exchange Commission. After July 1, 2018, at which time the Convertible Notes became freely tradable by holders other than affiliates, the Convertible Notes once again bear interest at the coupon rate of 6 7/8% per annum.

Upon maturity the Convertible Notes are to be settled by the Company in cash. The Convertible Notes are convertible at any time prior to maturity at the option of the holder, and conversion may be settled, at the Company’s election, in cash, Common Shares, or a combination of cash and Common Shares. If any Convertible Notes are converted on or prior to the three and one half year anniversary of the issuance date, the holder of the Convertible Notes will also be entitled to receive an amount equal to the remaining interest payments on the converted notes to the three and one half year anniversary of the issuance date, discounted by 2%, payable in Common Shares. The initial conversion rate of the Convertible Notes will be 1,001.1112 Common Shares per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per Common Share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company’s Common Shares of $0.8686 per share on June 27, 2017. After giving effect to the December 13, 2018 share consolidation, the conversion rate is 100.1111 per US$1,000 which is equivalent to a conversion price of approximately $9.989 per common share.

The Convertible Notes contain multiple embedded derivatives (the “Convertible Note Derivatives”) relating to the conversion and redemption options. The Convertible Note Derivatives were valued upon initial recognition at fair value using partial differential equation methods at $5,381 (see below). At inception, the debt portion of the Convertible Notes were reduced by the estimated fair value of the Convertible Note Derivatives of $5,381 and transaction costs relating to the Convertible Notes of $1,049 resulting in an opening balance of $13,570. The Convertible Notes are measured at amortized cost and will be accreted to maturity over the term using the effective interest method.

On January 2, 2018, the Company issued 244,063 common shares in settlement of $691.11 of biannual interest payable on $19.99 million of outstanding Convertible Notes.

On July 3, 2018, the Company issued 757,924 common shares in settlement of $724.78 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On January 2, 2019 the Company issued 545,721 common shares in settlement of $687.16 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

The components of the Convertible Notes are as follows:

Convertible Note balance August 31, 2017	$13,925
Transaction costs incurred during the year	(95)
Interest payments	(1,416)
Accretion and interest incurred during the year	2,378
Debt portion of the Convertible Notes August 31, 2018	14,792
Embedded Derivatives balance August 31, 2018 (see below)	61
Convertible Note balance August 31, 2018	$14,853
Transactions costs incurred	(39)
Interest payments	(687)
Accretion and interest incurred during the period	1,193
Embedded Derivatives balance February 28, 2019 (see below)	515
Convertible Note balance February 28, 2019	$15,835

Embedded Derivatives

The Convertible Note Derivatives were valued upon initial recognition at a fair value of $5,381 using partial differential equation methods and is subsequently re-measured at fair value at each period-end through the consolidated statement of net loss and comprehensive loss. The fair value of the Convertible Note Derivatives was measured at $61 at August 31, 2018, then $515 at February 28, 2019 resulting in a loss of $454 for the period. Combined with the loss on the warrant derivative (Note 8) of $1,913, this results in a loss of $2,428.

The assumptions used in the valuation model used at February 28, 2019 and August 31, 2018 include:

Valuation Date	February 28, 2019	August 31, 2018
Share Price (USD)	$1.70	$1.00
Volatility	72.43%	72.43%
Risk free rate	2.17%	2.71%
Credit spread	11.58%	11.58%
All-in rate	13.75%	14.30%
Implied discount on share price	- %	-%

The Convertible Note derivative is classified as a level 2 financial instrument in the fair value hierarchy.